Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories
4.	INVENTORIES

	As of December 31,
	2022	2023
	RMB	RMB
Raw materials	290,121	126,347
Work-in-process	180,367	199,153
Finished goods	176,364	170,377
Inventories	646,852	495,877

Inventory write-off were RMB16,600, RMB39,431 and RMB9,290, respectively, for the years ended December 31, 2021, 2022 and 2023.